Investment/Investors In Millburn Multi-Markets Trading L.P (Tables) - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2020
Schedule of interests are held by direct investors in the Master Fund

For the years ended December 31, 2020 and 2019, respective ownership percentages of the Partnership are detailed below:

	2020	2019

U.S. Feeder	25.08%	30.30%
Cayman Feeder	65.81	60.29

Total	90.89%	90.59%

Schedule of capital withdrawals payable

The capital withdrawals payable at December 31, 2020 and 2019 were $54,219,673 and $9,961,404, respectively, detailed below.

	2020	2019
Direct investors (1)	$990,861	$9,224,590
U.S. Feeder	2,272,143	736,814
Cayman Feeder	50,956,669	-

Total	$54,219,673	$9,961,404

(1)	Includes profit share to the General Partner of $622,309 and a limited partner redemption of $368,552, totaling $990,861 at December 31, 2020. Includes profit share to the General Partner of $9,224,590 at December 31, 2019.